Restructuring (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Summary of Liability	A summary of the liability, which is recorded in accrued and other current liabilities in the accompanying consolidated balance sheet, as of December 31, 2025 is as follows:

(in thousands)	Employee-related costs	Exit and other costs	Total

Costs incurred	$10,491	$3,530	$14,021
Cash payments	(903)	(3,466)	(4,369)
Foreign currency translation adjustment	138	101	239
Liability at December 31, 2025	$9,726	$165	$9,891
The exit cost liability is included in accrued and other current liabilities in the accompanying consolidated balance sheets as summarized in the following table:

(in thousands)	Employee-related costs	Exit and other costs	Total

Costs in 2024	$30,205	$40,583	$70,788
Payments	(7,949)	(29,580)	(37,529)
Foreign currency translation adjustment	(421)	454	33
Liability at December 31, 2024	$21,835	$11,457	$33,292
Costs in 2025	15,137	4,746	19,883
Release of excess accruals	(4,179)	(778)	(4,957)
Payments	(29,323)	(14,445)	(43,768)
Foreign currency translation adjustment	1,686	38	1,724
Liability at December 31, 2025	$5,156	$1,018	$6,174

Summary of Charges Related to the Restructuring Program	The following is a summary of all charges related to the 2024 program recorded in the consolidated statement of income for the year ended December 31, 2025.

Classification and Type of Charge (in thousands)	Year Ended December 31, 2025	Cumulative charges through 2025

Cost of sales:
Exit and other costs	$670	$24,886
Employee-related costs	4,964	13,168
	$5,634	$38,054

Restructuring, acquisition, integration and other, net:
Exit and other costs	$3,298	$19,664
Employee-related costs	5,994	27,995
	$9,292	$47,659
Total costs	$14,926	$85,713